Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Long-term Debt [Abstract]
Long-term debt
	December 31, 2017	June 30, 2018
$462 million Senior Secured Credit Facility	$81,886	$-
$450 million Senior Secured Term Loan Facility	450,000	350,000
Less: Deferred financing costs	(254)	-
Total debt	531,632	350,000
Less: Current portion	(81,632)	-
Long-term portion	$450,000	$350,000